Summary of Significant Accounting Policies Summary of Significant Accounting Policies Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets, Gross	$ 36,100,000
Income Tax Expense (Benefit)	516,000	708,000	270,000
Discontinued Operation, Tax Effect of Discontinued Operation	32,000	(223,000)	108,000
Provision for income, franchise and excise taxes	548,000	485,000	378,000
Operating Loss Carryforwards	76,400,000
Operating Loss Carryforwards, Expiration Dates	2028 and 2031
Tax Treatment Of Dividends And Distributions Ordinary Dividends	$ 1.375	$ 0.667	$ 0.607
Tax Treatment Of Dividends And Distributions Long Term Capital Gain	$ 0.253	$ 0.629	$ 0.622
Tax Treatment Of Dividends And Distributions Unrecaptured Section Twelve Hundred And Fifty Gain	$ 0.152	$ 0.284	$ 0.241
Distributions declared per Common Share outstanding	$ 1.780	$ 1.580	$ 1.470
Land And Depreciable Property Net	11,200,000,000	11,400,000,000
Partially Owned Properties [Member]
Income Tax Expense (Benefit)	$ 100,000